Total
InvestEd 90 Portfolio
InvestEd 90 Portfolio
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in funds within the InvestEd Portfolios (Trust) and/or the Ivy Funds. More information about these and other discounts is available from your financial professional, as well as in the Sales Charge Reductions section on page 88 of the Portfolio's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 86 of the Portfolio's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	InvestEd 90 Portfolio InvestEd 90 Portfolio USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	none	[1]
Maximum Annual Maintenance Fee	$ 20
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	InvestEd 90 Portfolio InvestEd 90 Portfolio
Management Fees	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	none
Acquired Fund Fees and Expenses	0.66%	[1]
Total Annual Portfolio Operating Expenses	0.91%	[2]
[1]	Acquired Fund Fees and Expenses sets forth the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying Funds (defined herein) in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each Underlying Fund for its most recent fiscal year or period.
[2]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
InvestEd 90 Portfolio | InvestEd 90 Portfolio | USD ($)	361	593	841	1,542

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
InvestEd 90 Portfolio | InvestEd 90 Portfolio | USD ($)	361	593	841	1,542

Portfolio Turnover
The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Ivy Funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
The InvestEd 90 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Ivy Funds complex, for which Ivy Investment Management Company (IICO) serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with Ivy Funds (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class N shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 90% of its assets to the Underlying Equity Funds and the remaining 10% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 90%/10% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity allocations may range from 80% to 100%, and its fixed income allocations may range from 20% to 0%).

The Fund invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include U.S. and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include U.S. and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 90%/10% asset class buckets, IICO undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., U.S. equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, IICO selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. IICO seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. IICO seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.
Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
			Low	High
Equity			80%	100%
	U.S. Equity		45%	65%
		iShares Core S&P 500 ETF+	0%	25%
		Ivy Core Equity Fund	0%	25%
		Ivy Large Cap Growth Fund	0%	25%
		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0%	25%
		Ivy Value Fund	0%	25%
		Ivy Mid Cap Growth Fund	0%	10%
		Ivy Mid Cap Income Opportunities Fund	0%	10%
		Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%	10%
		Ivy Small Cap Core Fund	0%	10%
		Ivy Small Cap Growth Fund	0%	10%
Global/International Equity	25%	40%
iShares Core MSCI EAFE ETF+	0%	25%
Ivy Global Growth Fund	0%	25%
Ivy International Core Equity Fund	0%	25%
Ivy Pzena International Value Fund	0%	25%
Ivy International Small Cap Fund	0%	15%
Ivy Emerging Markets Equity Fund	0%	15%
Ivy LaSalle Global Real Estate Fund	0%	15%
Fixed Income	0%	20%
Investment Grade Bond	0%	20%
Ivy Government Securities Fund	0%	10%
Ivy Securian Core Bond Fund	0%	10%
Ivy Corporate Bond Fund	0%	10%
Ivy Crossover Credit Fund	0%	5%
Non-Investment Grade Bond	0%	5%
Ivy Apollo Strategic Income Fund	0%	5%
Ivy Global Bond Fund	0%	5%
Ivy High Income Fund	0%	5%
Short-Term Bond	0%	20%
Ivy Government Money Market Fund	0%	10%
Ivy Limited-Term Bond Fund	0%	10%
*	Under normal market conditions.
+	iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 90 Portfolio.

IICO monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, IICO or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced at least quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 90% equity target between rebalancing transactions.

IICO does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 90% of its assets to equities via investments in the Underlying Equity Funds, the Portfolio is susceptible to significant short-term market fluctuations. It is most appropriate for investors who have a high tolerance for risk and a long-term investment horizon, and who do not expect to incur expenses for higher education for at least 16 years.
Principal Investment Risks
As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Asset Allocation Risk. The Portfolio’s performance depends on the allocation of its assets (i) between the equity and fixed income asset classes, (ii) among the various investment categories within those classes, and (iii) among the Underlying Funds. There is a risk that the allocation of assets may skew toward a category or Underlying Fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in the Portfolio performing poorly.
  Fund of Funds Risk. The ability of the Portfolio to meet its investment objective is directly related to its target allocations among asset classes and investment categories, as well as the specific Underlying Funds within those categories and the ability of such funds to meet their investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds.
  Equity Funds Risk. The Portfolio invests in Underlying Equity Funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market. The values of certain types of stocks, such as stocks of small-capitalization companies and foreign companies, may fluctuate more widely than others. The prices of small-capitalization company stocks may be based, in part, on future expectations rather than current achievements.
  Bond Funds Risk. The Portfolio invests in Underlying Fixed Income Funds that have exposure to bonds and other fixed-income securities. The principal risks that may be encountered by such investments are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); a Portfolio may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security (income risk); a rise in interest rates could cause borrowers to pay back the principal on certain debt securities more slowly than expected, thus lengthening the average life of such securities and may magnify the effect of the rate increase on the price of such securities (extension risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date during periods of falling interest rates (reinvestment risk). Interest rates in the U.S. recently have been at, and remain near, historic lows, which may increase the Portfolio’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal and political considerations that are not associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. The risks may be exacerbated in connection with investments in emerging markets. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that an Underlying Fund holds material positions in such suspended securities, its ability to liquidate its positions or provide liquidity to investors may be compromised, and the Portfolio could incur significant losses. Sovereign debt instruments also are subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, an Underlying Fund may have limited recourse against the issuing government or agency.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to capital controls, governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets. Furthermore, because foreign securities may be denominated in foreign currencies, the value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high-yield,” “non-investment grade” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Portfolio’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and may fall in price during times when the economy is weak or is expected to become weak. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Portfolio may lose its entire investment. The creditworthiness of issuers of low-rated securities may be more complex to analyze than that of issuers of investment-grade debt securities.
  Short-Term Bond Risk. The Portfolio may invest in Underlying Fixed Income Funds that have exposure to bonds with relatively shorter duration (i.e., shorter terms until maturity). The amount of time until a debt security matures can lead to various risks, including changes in interest rates over the life of a bond; as such, a security with a longer duration generally is considered more price sensitive than a security with a shorter duration. However, short-term debt securities generally provide lower returns than longer-term fixed-income securities.
  U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.
  Holdings Risk. The Portfolio may invest in a limited number of Underlying Funds and may invest a significant portion of its assets in a single Underlying Fund. Therefore, the performance of a single Underlying Fund may have a significant effect on the performance of the Portfolio and the price of its shares than it would if the Portfolio invested in a larger number of Underlying Funds.
  Investment Company Securities Risk. Investment in other investment companies, such as affiliated mutual funds within the Ivy Funds complex, typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in the duplication of certain fees. Investments in an ETF generally present the same primary risks as investments in a conventional open-end mutual fund that is not exchange-traded. The price of an ETF can fluctuate, and the Portfolio could lose money investing in an ETF. ETFs that track an index may be unable to match the performance of such underlying index due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade at a premium or discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. The Portfolio may invest in investment companies, including ETFs, in excess of limitations that the Investment Company Act of 1940 (the "1940 Act") imposes on investments in other investment companies, in reliance on SEC exemptive orders obtained by such investment companies.
  Management Risk. Portfolio performance is primarily dependent on IICO's skill in evaluating and managing the Portfolio’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds. Furthermore, IICO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Markets can be volatile, and stock prices change daily, sometimes rapidly or unpredictably. As a result, the Portfolio’s portfolio can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Portfolio will rise in value. At times, a relatively high percentage of the Portfolio’s assets may have indirect exposure to stocks of a particular market sector, which would subject the Portfolio to proportionately higher exposure to the risks of that sector. Additionally, global economies and financial markets are becoming increasingly interconnected, meaning that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. IICO has the authority to select and replace Underlying Funds. IICO is subject to a potential conflict of interest in doing so because IICO serves as the investment manager to the affiliated Underlying Funds and the advisory fees paid by some of those affiliated mutual funds are higher than fees paid by other Underlying Funds. It is important to note, however, that IICO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Performance
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the Portfolio's returns with those of various broad-based securities market indices. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Portfolio.

Effective September 1, 2020, the Portfolio changed its asset allocations and underlying fund investments; performance prior to that date reflects the Portfolio’s performance using a different asset allocation and different underlying fund investments.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com or call (888) 923-3355 for the Portfolio’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 11.51% (the first quarter of 2019) and the lowest quarterly return was -11.74% (the fourth quarter of 2018). The return for the year through June 30, 2020 was -4.65%.
Average Annual Total Returns as of December 31, 2019
Average Annual Total Returns - InvestEd 90 Portfolio		1 Year	Life of Portfolio	Inception Date
InvestEd 90 Portfolio		21.35%	7.79%	Sep. 18, 2017
Current Blended Benchmark (reflects no deduction for fees, expenses or taxes) (Life of Portfolio index comparison begins on 9-18-2017)	[1]	25.57%	9.29%	Sep. 18, 2017
Former Blended Benchmark (reflects no deduction for fees, expenses or taxes) (Life of Portfolio index comparison begins on 9-18-2017)	[2]	26.03%	9.75%	Sep. 18, 2017
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) (Life of Portfolio index comparison begins on 9-18-2017)		31.02%	13.38%	Sep. 18, 2017
MSCI ACWI ex U.S.A. IMI Index (reflects no deduction for fees, expenses or taxes) (Life of Portfolio index comparison begins on 9-18-2017)		21.63%	3.78%	Sep. 18, 2017
Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) (Life of Portfolio index comparison begins on 9-18-2017)		9.29%	3.98%	Sep. 18, 2017
Bloomberg Barclays 1-3 Year U.S. Gov/Credit Index (reflects no deduction for fees, expenses or taxes) (Life of Portfolio index comparison begins on 9-18-2017)		4.03%	2.33%	Sep. 18, 2017
MSCI ACWI ex U.S.A. Index (reflects no deduction for fees, expenses or taxes) (Life of Portfolio index comparison begins on 9-18-2017)		21.51%	3.93%	Sep. 18, 2017
[1]	The Current Blended Benchmark is computed using a combination of 57% Russell 3000 Index + 33% MSCI ACWI ex U.S.A. IMI Index + 8% Bloomberg Barclays U.S. Universal Index + 2% Bloomberg Barclays 1-3 Year Gov/Credit Index. This benchmark index change is effective on September 1, 2020. IICO believes that this index is more reflective of the types of securities that the Portfolio invests in. Both the Current Blended Benchmark and the Portfolio’s Former Blended Benchmark are included in this Prospectus for comparison purposes.
[2]	The Former Blended Benchmark is computed using a combination of 61% Russell 3000 Index + 29% MSCI ACWI ex U.S.A. Index + 10% Bloomberg Barclays U.S. Universal Index.